Related parties (Details 1) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023
Kunshan Rotam Reddy Pharmaceuticals Company Limited [member]
Due from/to related parties [Line Items]
Amounts receivable, related party transactions	₨ 49
Key management personnel (towards rent deposits) [member]
Due from/to related parties [Line Items]
Amounts receivable, related party transactions	8	₨ 8
DRES energy private limited [Member]
Due from/to related parties [Line Items]
Amounts payable, related party transactions	14	3
Green Park Hospitality Services Private Limited [Member]
Due from/to related parties [Line Items]
Amounts payable, related party transactions	4	9
Indus Projects Private Limited [Member]
Due from/to related parties [Line Items]
Amounts payable, related party transactions	4	3
Stamlo Industries Limited [Member]
Due from/to related parties [Line Items]
Amounts payable, related party transactions	1
Other related parties [member]
Due from/to related parties [Line Items]
Amounts receivable, related party transactions		1
Amounts payable, related party transactions	₨ 1	₨ 2